UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05620

                    Virtus Total Return Fund Inc.

(Exact name of registrant as specified in charter)

101 Munson Street

                         Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

Virtus Investment Partners

One Financial Plaza

                                 Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT

May 31, 2021
Virtus Total Return Fund Inc.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-866-270-7788 or, with respect to requesting electronic delivery, by visiting www.virtus.com. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN
The Board of Directors (the “Board,” or the “Directors”) of Virtus Total Return Fund Inc. (the “Fund”) has adopted a Managed Distribution Plan (the “Plan”) which currently provides for the Fund to make a monthly distribution at the rate of $0.08 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.
If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
You should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Plan.
The amounts and sources of distributions reported in the Fund’s notices issued pursuant to Section 19(a) of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment results during its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.
The Board may amend, suspend or terminate the Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.
Information on the Fund is available through the closed-end fund section on the web at
www.Virtus.com. Section 19(a) notices are posted on the website at:
https://www.virtus.com/products/virtus-total-return-fund.

Virtus Total Return Fund Inc.

MESSAGE TO SHAREHOLDERS
Dear Virtus Total Return Fund Inc. Shareholder:
I am pleased to present this semiannual report, which reviews the performance of Virtus Total Return Fund Inc. for the six months ended May 31, 2021.
This report contains commentary from the portfolio management teams at Duff & Phelps Investment Management and Newfleet Asset Management about the financial markets and the performance of the Fund’s equity and fixed income investments, respectively.
For the six-month period, the Fund’s net asset value (NAV) returned 7.59%, including $0.48 in reinvested distributions, and its market price increased 26.50%. For the same period, the Fund’s composite benchmark, which consists of 60% FTSE Developed Core Infrastructure 50/50 Index (net) (representing equities) and 40% Bloomberg Barclays U.S. Aggregate Bond Index (representing fixed income), returned 4.32%. The underlying indices returned 8.71% for equities, and (2.16%) for fixed income.
On behalf of the Fund and its investment management teams, I thank you for entrusting your assets to us. Should you have questions about your account or require assistance, please visit the closed-end fund section of Virtus.com, or call our customer service team at 866-270-7788. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Chief Executive Officer, and Director
Virtus Total Return Fund Inc.
July 2021

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
May 31, 2021
About The Fund
Virtus Total Return Fund Inc. (NYSE: ZTR) (the “Fund”) has an investment policy to currently target an allocation of its investments to be a balance of approximately 60% equity and 40% fixed income securities. The Fund’s investment objective is capital appreciation, with current income a secondary objective. There is no guarantee that the Fund will achieve its investment objectives.
The use of leverage currently enables the Fund to borrow at short-term rates and invest at higher yields on its investments. As of May 31, 2021, the Fund’s leverage consisted of $159.75 million of borrowings made pursuant to a line of credit, which represented approximately 26% of the Fund’s total assets.
Duff & Phelps Investment Management Co. (DPIM)
The equity portion of the Fund is invested globally in owners/operators of infrastructure in the communications, utility, energy, and transportation industries (also referred to as “essential services”). DPIM manages the equity portion of the Fund’s portfolio, utilizing its global infrastructure strategy that leverages the company’s in-depth fundamental research expertise in income-producing securities. The following commentary is provided by the portfolio management team at DPIM and covers the Fund’s equity portion for the period ended May 31, 2021.
How did the equity markets perform during the six months ended May 31, 2021?
Global equity markets continued to rally over the six-month period as they recovered from the depths of the pandemic, with a gain of 16.1% as measured by the MSCI World Index (net). The positive performance was sparked by progress in vaccine deployment, supportive monetary policy, and encouraging signs of economic recovery. The stock market gains were driven by cyclical sectors including energy, industrials, and financials, whose operations and profitability are tied to an improving global economy. Toward the end of the period, rising inflation and supply chain issues began to cause some concern for the market.
The benchmark for the equity portion of the Fund, the FTSE Developed Core Infrastructure 50/50 Index (net), posted a solid return of 8.7%, but significantly underperformed the broader global equity markets for the period. The energy infrastructure sector staged a strong rebound on the back of positive vaccine news and an improved outlook for demand as the economy recovers. The communications sector posted healthy returns as tower customers increased activity to deploy 5G equipment. North American railroad stocks were the primary driver of performance in the transportation sector as the movement of freight recovered to pre-pandemic levels. Airport and toll road stocks were mixed by region as travel continued to lag other areas of the economy due to varying restrictions. After posting strong performance in 2020, renewables-focused electric utility stocks retraced their gains, resulting in lackluster performance for the sector.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

VIRTUS TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2021
What factors affected the performance of the Fund’s equity portfolio during the fiscal six-month period?
The Fund’s equity portfolio, including the impact of leverage employed by the Fund, outperformed its equity benchmark for the six months ended May 31, 2021. The portfolio returned 11.57% (before fees and expenses), while the benchmark returned 8.71%. Sector allocation had a positive influence on relative performance due to the Fund’s overweight to energy infrastructure and underweight to utilities. The impact of the underweight to transportation and overweight to communications was negligible. Stock selection in the utility sector negatively impacted relative performance while stock selection in the transportation and communications sectors made a positive contribution. The stock selection impact within energy was immaterial.
Focusing on the security-level impacts, the two largest positive contributors to relative performance were North American railroads, which performed well due to a combination of volume growth and an improving economic outlook. Norfolk Southern, a freight railroad which operates a predominately eastern U.S. network, benefitted from the implementation of operational changes that were expected to trigger margin expansion and earnings growth. Canadian Pacific, a freight railroad based in Alberta, Canada, outperformed as newly contracted business came online that the company expects should increase margins. Other top contributors to relative performance were PG&E Corp. (due to the lack of exposure in the portfolio), Cheniere Energy, and Vinci SA.
The two largest detractors from relative performance in the portfolio were Orsted A/S and FirstEnergy. Denmark-based Orsted, an out-of-benchmark utility holding, is a leading global developer of renewables facilities, predominantly offshore wind. Orsted’s stock declined as investors grew concerned about large oil companies entering the offshore wind business. While we recognize and expect the increase in competition, we believe the offshore wind market is large enough to accommodate new players, and we believe Orsted remains poised to capture significant growth. We continued to hold the stock at the end of the reporting period. FirstEnergy, which was not held in the portfolio, posted a strong recovery as an ongoing internal investigation by the company’s board of directors revealed no new material issues with respect to the allegations of illegal political contributions. The stock rallied on this news. Rounding out the top five detractors were Ferrovial, NextEra Energy, and Oneok.
Newfleet Asset Management, LLC (Newfleet)
Newfleet manages the Fund’s fixed income portfolio, which has a target allocation of 40%, utilizing its multi-sector core plus strategy. The following commentary is provided by the portfolio management team at Newfleet, and it covers the Fund’s fixed income portfolio for the period ended May 31, 2021.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

VIRTUS TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2021
How did the fixed income markets perform during the six months ended May 31, 2021?
In the final quarter of 2020, the U.S. presidential election, a trade deal between the U.K. and the EU, and announcements from the scientific community signaled a significant moment in history as the world began to turn the page on the COVID-19 pandemic that dominated the year. As scientific advancements made progress in the fight against the virus, the focus turned to the logistics of distributing vaccines to the global population. The quarter also saw the return of some local and regional disruptions to economic activity as restrictions were reinstated to control the spread of the virus.
The start of 2021 brought with it bursts of optimism as the world continued its uneven recovery from the COVID-19-related economic lockdowns that dominated 2020. Tremendous progress was made at understanding the virus and developing vaccines and treatments that may put us on a path to a return to “normal” as soon as the summer. Logistics also made significant progress. During the quarter, some of the uncertainties in domestic politics were resolved as a new U.S. administration was installed with narrow majorities in both houses of Congress. The much-anticipated $1.9 trillion American Rescue Plan Act was signed into law on March 11, 2021, delivering another round of direct payments to individuals, enhanced unemployment benefits, and more aid to states.
The Federal Reserve (the Fed) left its target interest rate unchanged at a range of 0–0.25%, the rate that was set in late March of 2020 in response to the pandemic.
Spread sectors, that is, non-governmental fixed income investments, outperformed U.S. Treasuries as the U.S. and other economies gradually reopened and economic data broadly exceeded expectations. The Treasury yield curve steepened, shifting broadly higher, more so on the long end, that is, for maturities of 10 years or more.
What factors affected the performance of the Fund’s fixed income portfolio during the fiscal six-month period?
The Fund’s fixed income portfolio, including the impact of leverage employed by the Fund, outperformed its fixed income benchmark for the six months ended May 31, 2021. The portfolio returned 3.53% (before fees and expenses), while the Bloomberg Barclays U.S. Aggregate Bond Index, which serves as the fixed income benchmark, lost 2.16%.
For the six-month period, the Fund’s underweights to agency mortgage-backed securities and U.S. Treasuries, as well as its overweight to spread sectors, had a positive impact on performance.
The Fund’s allocations to corporate high yield and high yield bank loans contributed positively to performance for the period. Issue selection within corporate high quality was also beneficial during the period.
The Fund’s allocation to high quality Yankee bonds was a detractor during the six-month period.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

VIRTUS TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2021
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Leveraged Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Asset-Backed and Mortgage-Backed Securities: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase the impact of volatility.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

OUR PRIVACY COMMITMENT
Virtus Total Return Fund Inc. recognizes that protecting the privacy and security of the confidential personal information we collect about you is an important responsibility. The following information will help you understand our privacy policy and how we will handle and maintain confidential personal information as we fulfill our obligations to protect your privacy. “Personal information” refers to the nonpublic financial information obtained by us in connection with providing you a financial product or service.
Information We Collect
We collect personal information to help us serve your financial needs, offer new products or services, provide customer service and fulfill legal and regulatory requirements. The type of information that we collect varies according to the products or services involved, and may include:
•  Information we receive from you on applications and related forms (such as name, address, social security number, assets and income); and
•  Information about your transactions and relationships with us, our affiliates, or others (such as products or services purchased, account balances and payment history).
Information Disclosed in Administering Products and Services
We will not disclose personal information about current or former customers to non-affiliated third parties except as permitted or required by law. We do not sell any personal information about you to any third party. In the normal course of business, personal information may be shared with persons or entities involved in servicing and administering products and services on our behalf, including your broker, financial advisor or financial planner and other service providers and affiliates assisting us.
Procedures to Protect Confidentiality and Security of Your Personal Information
We have procedures in place that limit access to personal information to those employees and service providers who need to know such information in order to perform business services on our behalf. We educate our employees on the importance of protecting the privacy and security of confidential personal information. We also maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your personal information.
We will update our policy and procedures where necessary to ensure that your privacy is maintained and that we conduct our business in a way that fulfills our commitment to you. If we make any material changes in our privacy policy, we will make that information available to customers through our website and/or other communications.

VIRTUS TOTAL RETURN FUND INC.
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
May 31, 2021
The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments at May 31, 2021.
Asset Allocations
Common Stocks		60%
Utilities	28%
Industrials	17
Energy	7
All Other Common Stocks	8
Corporate Bonds and Notes		17
Financials	3
Energy	3
Consumer Discretionary	2
All Other Corporate Bonds and Notes	9
Leveraged Loans		8
Mortgage-Backed Securities		5
Asset-Backed Securities		4
Foreign Government Securities		3
Exchange-Traded Funds		1
Other (includes short-term investment)		2
Total		100%
Country Weightings
United States	65%
Canada	8
Spain	6
Australia	5
France	3
Italy	2
United Kingdom	2
Other	9
Total	100%

VIRTUS TOTAL RETURN FUND INC.
KEY INVESTMENT TERMS (Unaudited)
May 31, 2021
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
FTSE Developed Core Infrastructure 50/50 Index (net)
The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% utilities, 30% transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI World Index (net)
The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS TOTAL RETURN FUND INC.
KEY INVESTMENT TERMS (Unaudited) (Continued)
May 31, 2021
Yankee Bond
A yankee bond is a bond issued by a foreign entity, such as a bank or company, but is issued and traded in the United States and denominated in U.S. dollars.
Yield Curve
A line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates. The curve is also used to predict changes in economic output and growth.

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021
($ reported in thousands)

	Par Value	Value
U.S. Government Security—0.1%
U.S. Treasury Notes 0.250%, 5/31/25(1)	$ 485	$ 479
Total U.S. Government Security (Identified Cost $484)		479

Municipal Bonds—0.3%
California—0.1%
University of California, Series B-A, Taxable 4.428%, 5/15/48(1)	290	317
Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48(1)	355	439
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43(1)	85	89
Texas—0.0%
State of Texas, General Obligation Taxable 3.211%, 4/1/44(1)	110	115
Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42(1)	565	600
Total Municipal Bonds (Identified Cost $1,405)		1,560
	Par Value	Value

Foreign Government Securities—3.8%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)(2)	$225	$ 23
RegS 8.250%, 10/13/24(1)(2)(3)	610	61
RegS 7.650%, 4/21/25(1)(2)(3)	830	83
Dominican Republic
144A 6.875%, 1/29/26(1)(4)	255	297
144A 5.950%, 1/25/27(1)(4)	285	323
144A 4.500%, 1/30/30(1)(4)	340	349
144A 5.875%, 1/30/60(1)(4)	160	158
Emirate of Dubai RegS 5.250%, 1/30/43(1)(3)	835	921
Federative Republic of Brazil 3.875%, 6/12/30(1)	295	298
Kingdom of Morocco 144A 5.500%, 12/11/42(1)(4)	295	331
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(1)(4)	430	474
144A 4.500%, 10/26/46(1)(4)	640	732
Oman Government International Bond 144A 7.375%, 10/28/32(1)(4)	870	983
Republic of Angola 144A 8.250%, 5/9/28(1)(4)	265	275
Republic of Argentine
0.125%, 7/9/35(1)(5)	870	287
0.125%, 7/9/41(1)(5)	725	269
Republic of Colombia
3.125%, 4/15/31(1)	605	584
4.125%, 5/15/51(1)	255	233
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Ecuador 144A 0.500%, 7/31/35(1)(4)(5)	$ 345	$ 242
Republic of Egypt
144A 7.600%, 3/1/29(1)(4)	635	707
144A 8.500%, 1/31/47(1)(4)	200	212
Republic of Ghana 144A 8.125%, 3/26/32(1)(4)	305	313
Republic of Indonesia
2.850%, 2/14/30(1)	1,145	1,187
144A 4.350%, 1/8/27(1)(4)	550	623
Republic of Kenya 144A 8.000%, 5/22/32(1)(4)	205	231
Republic of Nigeria
144A 6.500%, 11/28/27(1)(4)	200	213
144A 7.875%, 2/16/32(1)(4)	200	217
Republic of Pakistan
144A 8.250%, 9/30/25(1)(4)	285	316
144A 6.875%, 12/5/27(1)(4)	200	209
Republic of Panama
4.300%, 4/29/53(1)	200	215
3.870%, 7/23/60(1)	225	225
Republic of Philippines 3.700%, 3/1/41(1)	390	414
Republic of South Africa 4.850%, 9/27/27(1)	305	328
Republic of Turkey
4.875%, 10/9/26(1)	280	272
6.125%, 10/24/28(1)	200	200
7.625%, 4/26/29(1)	660	710
5.250%, 3/13/30(1)	200	186
State of Israel 2.750%, 7/3/30(1)	450	476
	Par Value	Value

Foreign Government Securities—continued
State of Qatar
144A 3.750%, 4/16/30(1)(4)	$ 505	$ 572
144A 4.400%, 4/16/50(1)(4)	270	321
Ukraine 144A 7.253%, 3/15/33(1)(4)	815	856
United Mexican States
2.659%, 5/24/31(1)	335	325
4.500%, 1/31/50(1)	665	695
Total Foreign Government Securities (Identified Cost $17,752)		16,946

Mortgage-Backed Securities—7.0%
Non-Agency—7.0%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(4)(5)	374	377
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)(4)	1,000	1,079
2015-SFR1, A 144A 3.467%, 4/17/52(1)(4)	160	171
2015-SFR2, C 144A 4.691%, 10/17/52(4)	340	375
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(1)(4)(5)	138	139
2019-2, A1 144A 3.628%, 3/25/49(1)(4)(5)	166	168
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(4)(5)	307	308
2019-1, A1 144A 3.805%, 1/25/49(1)(4)(5)	213	217
2019-2, A1 144A 3.347%, 4/25/49(1)(4)(5)	421	428

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35(1)	$ 6	$ 6
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)(4)	795	838
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(4)(5)	485	506
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)(5)	660	701
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)(4)	444	452
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(4)(5)	220	224
2015-A, A1 144A 3.500%, 6/25/58(1)(4)(5)	9	9
CoreVest American Finance Trust
2018-2, A 144A 4.026%, 11/15/52(1)(4)	268	286
2019-3, C 144A 3.265%, 10/15/52(1)(4)	400	415
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 2.575%, 1/25/34(1)(5)	106	108
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)(5)	482	495
	Par Value	Value

Non-Agency—continued
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(1)(4)(5)	$ 13	$ 13
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(1)(4)(5)	131	133
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(1)(4)	315	316
2020-SFR2, B 144A 1.567%, 10/19/37(1)(4)	710	707
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)(5)	109	110
2018-1, A23 144A 3.500%, 11/25/57(1)(4)(5)	68	70
2018-2, A41 144A 4.500%, 10/25/58(1)(4)(5)	81	82
2020-H1, A1 144A 2.310%, 1/25/60(1)(4)(5)	299	304
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)(4)	965	967
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(1)(4)	340	335
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.912%, 10/25/29(1)(4)(5)	205	212
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)(5)	164	168
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)(5)	471	487
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)(5)	156	158

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(4)(5)	$ 223	$ 223
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.192%, 4/25/55(1)(4)(5)	190	190
MetLife Securitization Trust
2017-1A, M1 144A 3.512%, 4/25/55(1)(4)(5)	241	254
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)(5)	429	442
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)(5)	210	223
2019-1, M2 144A 3.500%, 10/25/69(1)(4)(5)	354	379
New Residential Mortgage Loan Trust
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)(5)	1,128	1,248
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)(5)	369	396
2020-NPL2, A1 144A 3.228%, 8/25/60(1)(4)(5)	131	132
2014-1A, A 144A 3.750%, 1/25/54(1)(4)(5)	58	62
2016-3A, A1 144A 3.750%, 9/25/56(1)(4)(5)	83	89
2016-4A, A1 144A 3.750%, 11/25/56(1)(4)(5)	38	40
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.142%, 5/25/55(1)(4)(5)	95	95
	Par Value	Value

Non-Agency—continued
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)(5)	$174	$180
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(4)(5)	210	212
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(4)(5)	87	89
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(1)(4)(5)	615	618
2020-2, A1 144A 3.671%, 8/25/25(1)(4)(5)	705	711
2020-3, A1 144A 2.857%, 9/25/25(1)(4)(5)	776	781
2020-6, A1 144A 2.363%, 11/25/25(1)(4)(5)	203	204
2021-2, A1 144A 2.115%, 3/25/26(1)(4)(5)	158	159
2021-3, A1 144A 1.867%, 4/25/26(1)(4)(5)	466	469
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(1)(4)(5)	613	620
Progress Residential 2021-SFR3, D 144A 2.288%, 5/17/26(1)(4)	830	834
Progress Residential Trust
2019-SFR2, D 144A 3.794%, 5/17/36(1)(4)	235	240
2018-SFR2, B 144A 3.841%, 8/17/35(1)(4)	760	761
2019-SFR2, A 144A 3.147%, 5/17/36(1)(4)	526	536
2019-SFR3, B 144A 2.571%, 9/17/36(1)(4)	280	284
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(4)(5)	468	476

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(1)(4)(5)	$148	$148
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)(5)	152	155
Sequoia Mortgage Trust 2013-8, B1 3.503%, 6/25/43(1)(5)	165	168
Towd Point Mortgage Trust
2016-4, B1 144A 3.859%, 7/25/56(1)(4)(5)	480	523
2017-1, A2 144A 3.500%, 10/25/56(1)(4)(5)	145	152
2019-4, A2 144A 3.250%, 10/25/59(1)(4)(5)	445	475
2015-5, A2 144A 3.500%, 5/25/55(1)(4)(5)	160	161
2017-1, M1 144A 3.750%, 10/25/56(1)(4)(5)	385	409
2017-4, A2 144A 3.000%, 6/25/57(1)(4)(5)	395	418
2018-6, A1B 144A 3.750%, 3/25/58(1)(4)(5)	330	354
2018-6, A2 144A 3.750%, 3/25/58(1)(4)(5)	480	512
2019-2, A2 144A 3.750%, 12/25/58(1)(4)(5)	515	552
2015-2, 1M1 144A 3.250%, 11/25/60(1)(4)(5)	745	767
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)(4)	590	615
2020-SFR2, D 144A 2.281%, 11/17/39(1)(4)	475	469
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)(5)	520	521
	Par Value	Value

Non-Agency—continued
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.569%, 5/10/45(1)(4)(5)	$250	$220
VCAT Asset Securitization LLC 2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)(5)	520	520
VCAT LLC
2020-NPL1, A1 144A 3.671%, 8/25/50(1)(4)(5)	228	231
2021-NPL1, A2 144A 4.826%, 12/26/50(1)(4)(5)	120	120
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(4)(5)	331	331
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(4)(5)	540	541
Verus Securitization Trust 2019-4, M1 144A 3.207%, 11/25/59(1)(4)(5)	220	225
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)(4)	220	221
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47(1)	160	170

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(4)(5)	$235	$ 239
		31,528

Total Mortgage-Backed Securities (Identified Cost $31,047)		31,528

Asset-Backed Securities—5.3%
Automobiles—1.9%
ACC Trust
2019-1, A 144A 3.750%, 5/20/22(1)(4)	6	6
2019-1, B 144A 4.470%, 10/20/22(1)(4)	280	283
American Credit Acceptance Receivables Trust 2019-2, C 144A 3.170%, 6/12/25(1)(4)	287	290
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(1)(4)	375	385
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(1)(4)	380	381
Carvana Auto Receivables Trust 2019-3A, D 144A 3.040%, 4/15/25(1)(4)	345	358
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25(1)	350	356
DT Auto Owner Trust 2019-2A, B 144A 2.990%, 4/17/23(1)(4)	124	124
	Par Value	Value

Automobiles—continued
Exeter Automobile Receivables Trust
2019-1A, D 144A 4.130%, 12/16/24(1)(4)	$ 330	$ 342
2019-2A, C 144A 3.300%, 3/15/24(1)(4)	333	337
2019-2A, E 144A 4.680%, 5/15/26(1)(4)	670	711
2019-4A, C 144A 2.440%, 9/16/24(1)(4)	415	421
GLS Auto Receivables Issuer Trust 2020-3A, E 144A 4.310%, 7/15/27(1)(4)	1,285	1,354
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)(4)	30	30
2018-3A, C 144A 4.180%, 7/15/24(1)(4)	515	531
Hertz Vehicle Financing II LP 2019-1A, A 144A 3.710%, 3/25/23(1)(4)	36	36
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)(4)	305	310
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(1)(4)	163	164
2019-1A, D 144A 3.010%, 8/15/25(1)(4)	345	354
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)(4)	345	353
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(1)(4)	340	343

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-1, E 144A 4.290%, 8/12/24(1)(4)	$305	$ 310
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)(4)	665	671
		8,450

Consumer Loans—0.1%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)(4)	475	485
Credit Card—0.2%
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(1)(4)	325	326
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)(4)	590	592
		918

Equipment—0.3%
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(1)(4)	590	593
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(1)(4)	475	480
NMEF Funding LLC 2019-A, A 144A 2.730%, 8/17/26(1)(4)	140	141
		1,214

Other—2.8%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(1)(4)	710	712
	Par Value	Value

Other—continued
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)(4)	$126	$128
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)(4)	129	133
2019-A, C 144A 4.010%, 7/16/40(1)(4)	705	743
2020-AA, D 144A 7.150%, 7/17/46(1)(4)	480	503
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)(4)	581	602
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(1)(4)	270	276
2020-1A, A 144A 2.981%, 11/15/35(1)(4)	349	356
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)(4)	491	495
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(1)(4)	422	427
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)(4)	88	90
2021-1A, B 144A 2.050%, 11/21/33(1)(4)	461	467
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)(4)	590	593
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(1)(4)	313	323

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
FREED ABS Trust
2019-1, B 144A 3.870%, 6/18/26(1)(4)	$106	$107
2019-2, B 144A 3.190%, 11/18/26(1)(4)	315	319
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)(4)	599	631
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)(4)	660	706
Lendmark Funding Trust
2018-2A, A 144A 4.230%, 4/20/27(1)(4)	345	350
2021-1A, A 144A 1.900%, 11/20/31(1)(4)	590	593
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)(4)	595	606
Oasis LLC 2020-2A, A 144A 4.262%, 5/15/32(1)(4)	294	297
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)(4)	319	320
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(1)(4)	191	193
2019-1A, C 144A 4.740%, 6/20/25(1)(4)	755	792
2020-1A, B 144A 1.980%, 6/20/25(1)(4)	710	722
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)(4)	218	226
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)(4)	710	711
	Par Value	Value

Other—continued
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(1)(4)	$ 36	$ 36
VSE VOI Mortgage LLC 2016-A, A 144A 2.540%, 7/20/33(1)(4)	80	81
		12,538

Student Loan—0.0%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(1)(4)	212	218
Total Asset-Backed Securities (Identified Cost $23,425)		23,823

Corporate Bonds and Notes—23.4%
Communication Services—2.4%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)(4)	200	196
Altice France S.A.
144A 7.375%, 5/1/26(1)(4)	200	208
144A 5.125%, 1/15/29(1)(4)	300	297
144A 5.125%, 7/15/29(1)(4)	355	352
Baidu, Inc. 3.425%, 4/7/30(1)	275	291
Cable Onda S.A. 144A 4.500%, 1/30/30(1)(4)	600	633
Cars.com, Inc. 144A 6.375%, 11/1/28(1)(4)	365	388
CCO Holdings LLC 144A 4.750%, 3/1/30(1)(4)	630	653
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)(4)	470	484

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Cinemark USA, Inc. 144A 5.875%, 3/15/26(1)(4)	$375	$389
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)(4)	10	10
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24(1)	34	36
144A 5.125%, 8/15/27(1)(4)	105	106
CSC Holdings LLC
144A 5.750%, 1/15/30(1)(4)	410	428
144A 4.125%, 12/1/30(1)(4)	300	293
144A 4.625%, 12/1/30(1)(4)	200	194
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)(4)	290	215
144A 6.625%, 8/15/27(1)(4)	525	300
DISH DBS Corp. 7.750%, 7/1/26(1)	165	187
Frontier Communications Holdings LLC 144A 6.750%, 5/1/29(1)(4)	535	559
iHeartCommunications, Inc. 8.375%, 5/1/27(1)	237	254
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(1)(4)	185	185
144A 3.625%, 1/15/29(1)(4)	310	298
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)(4)	235	245
	Par Value	Value

Communication Services—continued
144A 4.750%, 10/15/27(1)(4)	$235	$ 240
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)(4)	440	436
Northwest Fiber LLC
144A 6.000%, 2/15/28(1)(4)	45	44
144A 10.750%, 6/1/28(1)(4)	220	246
Playtika Holding Corp. 144A 4.250%, 3/15/29(1)(4)	355	350
Radiate Holdco LLC
144A 4.500%, 9/15/26(1)(4)	80	81
144A 6.500%, 9/15/28(1)(4)	280	288
Sprint Spectrum Co. LLC 144A 3.360%, 9/20/21(1)(4)	25	25
Telesat Canada
144A 5.625%, 12/6/26(1)(4)	30	30
144A 6.500%, 10/15/27(1)(4)	705	671
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)(4)	305	328
Twitter, Inc. 144A 3.875%, 12/15/27(1)(4)	525	554
UPC Broadband Finco B.V. 144A 4.875%, 7/15/31(1)(4)	475	474
		10,968

Consumer Discretionary—2.7%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)(4)	485	485

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)(4)	$440	$468
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(1)(4)	310	343
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)(4)(6)	375	389
Block Financial LLC 3.875%, 8/15/30(1)	670	714
Bloomin’ Brands, Inc. 144A 5.125%, 4/15/29(1)(4)	70	72
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)(4)	135	142
144A 8.125%, 7/1/27(1)(4)	135	150
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)(4)	335	335
Carvana Co.
144A 5.625%, 10/1/25(1)(4)	190	196
144A 5.875%, 10/1/28(1)(4)	190	199
Clarios Global LP 144A 8.500%, 5/15/27(1)(4)	260	283
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)(4)	335	379
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)(4)	480	500
Ford Motor Co. 9.000%, 4/22/25(1)	449	549
Ford Motor Credit Co. LLC 4.125%, 8/17/27(1)	285	298
	Par Value	Value

Consumer Discretionary—continued
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)(4)	$400	$395
Golden Nugget, Inc. 144A 8.750%, 10/1/25(1)(4)	320	337
Goodyear Tire & Rubber Co. (The)
144A 5.000%, 7/15/29(1)(4)	75	76
144A 5.250%, 7/15/31(1)(4)	115	117
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(4)	295	298
LCM Investments Holdings II LLC 144A 4.875%, 5/1/29(1)(4)	20	21
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)(4)	355	367
M/I Homes, Inc. 4.950%, 2/1/28(1)	475	499
Magic Mergeco, Inc. 144A 7.875%, 5/1/29(1)(4)	120	123
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)(4)	235	231
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27(1)	190	210
144A 4.625%, 6/15/25(1)(4)	65	69
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)(4)	350	358
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)(4)	240	250
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)(4)	135	141

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)(4)	$355	$ 375
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(1)(4)	60	64
PetSmart, Inc. 144A 4.750%, 2/15/28(1)(4)	350	362
PulteGroup, Inc. 7.875%, 6/15/32(1)	235	333
Royal Caribbean Cruises Ltd.
144A 9.125%, 6/15/23(1)(4)	290	321
144A 5.500%, 4/1/28(1)(4)	35	37
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)(4)	290	312
144A 7.000%, 5/15/28(1)(4)	115	124
Station Casinos LLC 144A 4.500%, 2/15/28(1)(4)	390	394
Tenneco, Inc. 144A 5.125%, 4/15/29(1)(4)	420	420
Under Armour, Inc. 3.250%, 6/15/26(1)	360	368
Weekley Homes LLC 144A 4.875%, 9/15/28(1)(4)	330	342
		12,446

Consumer Staples—0.9%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)(4)	585	606
BAT Capital Corp. 4.906%, 4/2/30(1)	500	566
Chobani LLC 144A 7.500%, 4/15/25(1)(4)	665	692
	Par Value	Value

Consumer Staples—continued
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)(4)	$475	$ 517
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)(4)	160	160
Kraft Heinz Foods Co. 3.875%, 5/15/27(1)	400	438
Post Holdings, Inc. 144A 4.500%, 9/15/31(1)(4)	365	361
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)(4)	115	115
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)(4)	360	371
Vector Group Ltd. 144A 5.750%, 2/1/29(1)(4)	345	348
		4,174

Energy—4.2%
Aker BP ASA 144A 2.875%, 1/15/26(1)(4)	470	491
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)(4)	485	459
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)(4)	460	473
Antero Resources Corp.
144A 8.375%, 7/15/26(1)(4)	190	214
144A 7.625%, 2/1/29(1)(4)	130	143
144A 5.375%, 3/1/30(1)(4)	150	151
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)(4)	385	419

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
BP Capital Markets plc 4.875% (1)(7)	$465	$501
Callon Petroleum Co. 6.125%, 10/1/24(1)	124	114
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(1)(4)	225	236
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)(4)	360	380
144A 5.875%, 2/1/29(1)(4)	70	76
Citgo Holding, Inc. 144A 9.250%, 8/1/24(1)(4)	190	195
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(1)(4)	225	234
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)(4)	355	361
CrownRock LP
144A 5.625%, 10/15/25(1)(4)	405	418
144A 5.000%, 5/1/29(1)(4)	160	165
CSI Compressco LP 144A 7.500%, 4/1/25(1)(4)	415	417
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)(4)	120	130
144A 6.500%, 7/1/27(1)(4)	140	154
144A 4.500%, 1/15/29(1)(4)	95	95
144A 4.750%, 1/15/31(1)(4)	95	96
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)(4)	270	277
144A 6.000%, 2/1/31(1)(4)	270	279
	Par Value	Value

Energy—continued
HollyFrontier Corp. 5.875%, 4/1/26(1)	$520	$600
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(1)(4)	360	361
KazMunayGas National Co., JSC
144A 4.750%, 4/19/27(1)(4)	425	485
144A 6.375%, 10/24/48(1)(4)	355	467
Kinder Morgan Energy Partners LP 7.500%, 11/15/40(1)	440	628
Kinder Morgan, Inc. 7.750%, 1/15/32(1)	25	36
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(1)(4)	480	461
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)(4)	355	366
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(4)	105	— (8)
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)(4)	340	349
Oasis Petroleum, Inc. 144A 6.375%, 6/1/26(1)(4)	30	31
Occidental Petroleum Corp.
5.875%, 9/1/25(1)	240	260
5.500%, 12/1/25(1)	10	11
3.500%, 8/15/29(1)	220	206
6.625%, 9/1/30(1)	240	275
6.125%, 1/1/31(1)	230	255
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(4)(7)	26	— (8)
Parsley Energy LLC 144A 4.125%, 2/15/28(1)(4)	345	363

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Patterson-UTI Energy, Inc. 5.150%, 11/15/29(1)	$465	$ 477
Pertamina Persero PT 144A 6.450%, 5/30/44(1)(4)	660	839
Petrobras Global Finance B.V.
7.375%, 1/17/27(1)	265	323
5.600%, 1/3/31(1)	265	290
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)(4)	665	28
Petroleos Mexicanos
6.875%, 8/4/26(1)	260	288
6.500%, 3/13/27(1)	855	913
5.950%, 1/28/31(1)	980	953
7.690%, 1/23/50(1)	265	254
6.350%, 2/12/48(1)	280	237
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)(4)	375	408
Plains All American Pipeline LP 3.800%, 9/15/30(1)	565	595
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)(4)	555	543
Targa Resources Partners LP
5.875%, 4/15/26(1)	295	309
144A 4.875%, 2/1/31(1)(4)	120	125
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)(4)	80	74
Transocean, Inc. 144A 11.500%, 1/30/27(1)(4)	40	40
USA Compression Partners LP 6.875%, 4/1/26(1)	225	236
WPX Energy, Inc. 4.500%, 1/15/30(1)	378	408
		18,972

	Par Value	Value

Financials—4.7%
Acrisure LLC 144A 7.000%, 11/15/25(1)(4)	$670	$683
AerCap Ireland Capital DAC 3.650%, 7/21/27(1)	305	324
Allstate Corp. (The) Series B 5.750%, 8/15/53(1)	554	597
Ally Financial, Inc. Series B 4.700% (1)(7)	769	790
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)(4)	580	612
Athene Global Funding 144A 2.450%, 8/20/27(1)(4)	720	739
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)(4)	395	447
Banco de Bogota S.A. 144A 6.250%, 5/12/26(1)(4)	250	274
Banco Internacional del Peru SAA Interbank 144A 4.000%, 7/8/30(1)(4)	545	534
Bancolombia S.A. 4.625%, 12/18/29(1)	200	202
Bank of New York Mellon Corp. (The) Series G 4.700% (1)(7)	530	578
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)(4)	485	506
Brighthouse Financial, Inc.
3.700%, 6/22/27(1)	91	100
5.625%, 5/15/30(1)	440	533
Brightsphere Investment Group, Inc. 4.800%, 7/27/26(1)	395	428

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)(4)	$ 355	$ 354
Charles Schwab Corp. (The) Series H 4.000% (1)(7)	605	608
Citadel LP 144A 4.875%, 1/15/27(1)(4)	525	565
Citigroup, Inc. Series W 4.000% (1)(7)	480	490
Corporate Office Properties LP 2.750%, 4/15/31(1)	534	525
Discover Bank 4.682%, 8/9/28(1)	475	505
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)(4)	720	744
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28(1)	535	605
ICAHN Enterprises LP
6.250%, 5/15/26(1)	465	492
Series KK 144A 5.250%, 5/15/27(1)(4)	35	36
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)(4)	630	613
Itau Unibanco Holding SA 144A 3.875%, 4/15/31(1)(4)	445	444
JPMorgan Chase & Co.
3.650% (1)(7)	76	76
2.580%, 4/22/32(1)	1,170	1,179
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)(4)	325	318
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.228%, 4/20/67(1)(5)	515	427
MetLife, Inc. Series G 3.850% (1)(7)	435	454
	Par Value	Value

Financials—continued
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)(4)	$475	$ 497
Navient Corp. 6.750%, 6/25/25(1)	510	560
OneMain Finance Corp. 7.125%, 3/15/26(1)	290	337
Prospect Capital Corp. 3.706%, 1/22/26(1)	585	595
Prudential Financial, Inc.
5.875%, 9/15/42(1)	440	464
5.625%, 6/15/43(1)	400	432
Santander Holdings USA, Inc. 4.400%, 7/13/27(1)	435	488
Synovus Financial Corp. 5.900%, 2/7/29(1)	249	269
Texas Capital Bancshares, Inc. 4.000%, 5/6/31(1)	705	719
Wells Fargo & Co. Series BB 3.900% (1)(7)	905	928
		21,071

Health Care—1.5%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24(1)	77	79
Akumin, Inc. 144A 7.000%, 11/1/25(1)(4)	375	387
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)(4)	90	97
144A 8.500%, 1/31/27(1)(4)	270	289
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(1)(4)	170	174
Centene Corp. 4.625%, 12/15/29(1)	270	291

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)(4)	$705	$724
Community Health Systems, Inc.
144A 6.625%, 2/15/25(1)(4)	305	321
144A 6.875%, 4/15/29(1)(4)	30	31
144A 6.125%, 4/1/30(1)(4)	70	70
144A 4.750%, 2/15/31(1)(4)	265	260
DaVita, Inc. 144A 4.625%, 6/1/30(1)(4)	345	352
Encompass Health Corp. 4.500%, 2/1/28(1)	340	351
Endo Dac
144A 9.500%, 7/31/27(1)(4)	94	96
144A 6.000%, 6/30/28(1)(4)	119	82
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)(4)	140	138
Illumina, Inc. 2.550%, 3/23/31(1)	290	288
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)(4)	220	238
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)(4)	135	133
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)(4)	5	5
144A 4.375%, 2/15/27(1)(4)	250	249
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)(4)	147	157
144A 7.250%, 2/1/28(1)(4)	54	59
	Par Value	Value

Health Care—continued
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(4)	$172	$ 175
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(1)(4)	55	59
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)(4)	400	406
144A 10.000%, 4/15/27(1)(4)	135	147
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)(4)	280	260
Tenet Healthcare Corp.
144A 5.125%, 11/1/27(1)(4)	201	210
144A 7.500%, 4/1/25(1)(4)	50	54
Teva Pharmaceutical Finance Netherlands III B.V.
7.125%, 1/31/25(1)	270	295
3.150%, 10/1/26(1)	215	203
		6,680

Industrials—2.1%
Alaska Airlines Pass-Through-Trust 144A 4.800%, 8/15/27(1)(4)	557	616
Allied Universal Holdco LLC
144A 6.625%, 7/15/26(1)(4)	610	647
144A 6.000%, 6/1/29(1)(4)	200	203
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)(4)	265	264
American Airlines, Inc.
144A 11.750%, 7/15/25(1)(4)	625	785
144A 5.500%, 4/20/26(1)(4)	60	63

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
144A 5.750%, 4/20/29(1)(4)	$ 30	$ 32
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)(4)	610	642
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)(4)	605	633
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)(4)	335	361
Boeing Co. (The)
5.150%, 5/1/30(1)	365	427
3.750%, 2/1/50(1)	205	201
5.930%, 5/1/60(1)	147	191
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)(4)	380	380
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)(4)	593	591
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)(4)	370	383
Delta Air Lines, Inc. 3.750%, 10/28/29(1)	380	379
Deluxe Corp. 144A 8.000%, 6/1/29(1)(4)	175	182
Global Infrastructure Solutions, Inc. 144A 5.625%, 6/1/29(1)(4)	130	133
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)(4)	240	245
Spirit AeroSystems, Inc.
3.950%, 6/15/23(1)	270	269
144A 5.500%, 1/15/25(1)(4)	355	374
SRS Distribution, Inc.
144A 4.625%, 7/1/28(1)(4)	75	76
144A 6.125%, 7/1/29(1)(4)	30	31
Stanley Black & Decker, Inc. 4.000%, 3/15/60(1)	553	588
	Par Value	Value

Industrials—continued
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)(4)	$250	$ 259
TransDigm, Inc. 5.500%, 11/15/27(1)	380	396
United Airlines, Inc.
144A 4.375%, 4/15/26(1)(4)	50	52
144A 4.625%, 4/15/29(1)(4)	50	52
		9,455

Information Technology—1.6%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)(4)	255	270
Broadcom, Inc.
4.150%, 11/15/30(1)	580	635
144A 2.450%, 2/15/31(1)(4)	255	245
Citrix Systems, Inc. 3.300%, 3/1/30(1)	720	749
Dell International LLC 144A 8.100%, 7/15/36(1)(4)	340	503
J2 Global, Inc. 144A 4.625%, 10/15/30(1)(4)	540	552
Motorola Solutions, Inc. 4.600%, 5/23/29(1)	10	12
NCR Corp. 144A 5.125%, 4/15/29(1)(4)	390	400
Plantronics, Inc. 144A 4.750%, 3/1/29(1)(4)	360	343
Rocket Software, Inc. 144A 6.500%, 2/15/29(1)(4)	350	340
Science Applications International Corp. 144A 4.875%, 4/1/28(1)(4)	575	597
SK Hynix, Inc. 144A 2.375%, 1/19/31(1)(4)	725	698
Veritas US, Inc. 144A 7.500%, 9/1/25(1)(4)	460	476

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Viasat, Inc. 144A 5.625%, 9/15/25(1)(4)	$515	$ 526
Vontier Corp. 144A 2.950%, 4/1/31(1)(4)	504	499
Xerox Holdings Corp. 144A 5.500%, 8/15/28(1)(4)	400	413
		7,258

Materials—1.4%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(4)(9)	690	720
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(4)	335	358
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)(4)	170	184
Commercial Metals Co. 3.875%, 2/15/31(1)	345	341
Freeport-McMoRan, Inc. 5.450%, 3/15/43(1)	370	447
Hecla Mining Co. 7.250%, 2/15/28(1)	360	395
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)(4)	300	302
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)(4)	595	634
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(1)(4)	595	595
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)(4)	235	231
Syngenta Finance N.V. 144A 4.441%, 4/24/23(1)(4)	230	241
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)(4)	450	470
	Par Value	Value

Materials—continued
Teck Resources Ltd. 6.125%, 10/1/35(1)	$425	$ 532
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)(4)	260	273
144A 6.625%, 11/1/25(1)(4)	375	383
United States Steel Corp. 6.875%, 3/1/29(1)	240	251
		6,357

Real Estate—1.0%
American Assets Trust LP 3.375%, 2/1/31(1)	710	716
EPR Properties 4.750%, 12/15/26(1)	570	600
GLP Capital LP
5.250%, 6/1/25(1)	225	254
5.750%, 6/1/28(1)	277	325
5.300%, 1/15/29(1)	160	185
iStar, Inc. 4.250%, 8/1/25(1)	440	446
MPT Operating Partnership LP 4.625%, 8/1/29(1)	130	138
Office Properties Income Trust 4.500%, 2/1/25(1)	490	528
Retail Properties of America, Inc. 4.750%, 9/15/30(1)	610	664
Service Properties Trust
4.950%, 2/15/27(1)	320	306
4.375%, 2/15/30(1)	215	194
		4,356

Utilities—0.9%
CMS Energy Corp. 4.750%, 6/1/50(1)	570	628

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Utilities—continued
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)(4)	$695	$ 735
Ferrellgas LP
144A 5.375%, 4/1/26(1)(4)	115	112
144A 5.875%, 4/1/29(1)(4)	120	117
National Fuel Gas Co. 2.950%, 3/1/31(1)	285	283
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(1)(4)	855	927
PG&E Corp. 5.250%, 7/1/30(1)	260	263
Southern Co. (The) 3.750%, 9/15/51(1)	628	638
Talen Energy Supply LLC
144A 7.250%, 5/15/27(1)(4)	70	72
144A 6.625%, 1/15/28(1)(4)	405	403
		4,178

Total Corporate Bonds and Notes (Identified Cost $102,544)		105,915

Leveraged Loans(5)—10.3%
Aerospace—0.4%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (3 month LIBOR + 3.500%) 4.500%, 1/18/27	401	401
	Par Value	Value

Aerospace—continued
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27	$285	$ 286
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28	75	77
Brown Group Holding LLC Tranche B (3 month LIBOR + 2.750%) 0.000%, 4/22/28(10)	365	364
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	400	427
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.343%, 5/30/25	180	177
Tranche F (1 month LIBOR + 2.250%) 2.343%, 12/9/25	145	143
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28	185	187
		2,062

Chemicals—0.4%
Aruba Investments Holdings LLC First Lien (6 month LIBOR + 4.000%) 4.750%, 11/24/27	265	266

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Chemicals—continued
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27	$355	$ 353
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 0.000%, 4/1/24(10)	360	356
Innophos Holdings, Inc. (1 month LIBOR + 3.500%) 3.594%, 2/5/27	322	320
Lonza Group AG (3 month LIBOR + 4.000%) 0.000%, 4/28/28(10)	470	470
		1,765

Consumer Durables—0.1%
Gloves Buyer, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 12/29/27	265	264
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28	235	235
		499

Consumer Non-Durables—0.5%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	183	183
Diamond (BC) B.V. (2 month LIBOR + 3.000%) 3.185%, 9/6/24	632	629
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.093%, 6/30/24	610	607
	Par Value	Value

Consumer Non-Durables—continued
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.101%, 6/16/25	$302	$ 240
SRAM LLC 2021 (3 month LIBOR + 3.250%) 0.000%, 5/12/28(10)	165	165
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24	538	529
		2,353

Energy—0.4%
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24	277	278
DT Midstream, Inc. Tranche B (3 month LIBOR + 2.000%) 0.000%, 5/25/28(10)	130	131
Fieldwood Energy LLC First Lien (3 month PRIME + 4.250%) 7.500%, 4/11/22(11)	685	295
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27	313	312
Medallion Midland Acquisition LLC (3 month LIBOR + 3.250%) 0.000%, 10/30/24(10)	360	356

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24	$406	$ 405
		1,777

Financial—0.4%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.343%, 1/31/28	215	217
Tranche B-9 (1 month LIBOR + 3.250%) 3.343%, 7/31/27	205	204
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	189	190
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.593%, 2/2/28	545	541
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	367	369
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.855%, 6/28/23	201	200
RealPage, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 4/24/28	285	285
	Par Value	Value

Financial—continued
Zebra Buyer LLC Tranche B (3 month LIBOR + 3.500%) 0.000%, 4/21/28(10)	$ 55	$ 55
		2,061

Food / Tobacco—0.4%
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27	30	30
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/20/27	194	195
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 3.750%, 4/6/24	235	235
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.780%, 5/23/25	265	263
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	124	124
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27	385	385
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28	380	379
		1,611

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—0.3%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 0.000%, 12/7/23(10)	$165	$ 148
BWay Holding Co. (3 month LIBOR + 3.250%) 3.385%, 4/3/24	399	389
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 5.250%, 2/12/26	460	459
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25	229	220
		1,216

Gaming / Leisure—0.8%
Caesars Resort Collection LLC Tranche B (3 month LIBOR + 2.750%) 0.000%, 12/23/24(10)	480	476
Carnival Corp. (1 month LIBOR + 7.500%) 8.500%, 6/30/25	94	94
CCM Merger, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 11/4/25	194	194
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.250%, 3/31/28	70	71
Everi Payments, Inc.
(1 month LIBOR + 10.500%) 11.500%, 5/9/24	35	36
	Par Value	Value

Gaming / Leisure—continued
Tranche B (1 month LIBOR + 2.750%) 3.500%, 5/9/24	$200	$199
Gateway Casinos & Entertainment Ltd. PIK (3 month LIBOR + 6.500%) 7.500%, 3/13/25(12)	384	380
Hilton Grand Vacations Borrower LLC First Lien (3 month LIBOR + 3.250%) 0.000%, 5/22/28(10)	65	65
J&J Ventures Gaming LLC (3 month LIBOR + 4.000%) 4.750%, 4/26/28	285	286
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/6/23	25	28
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	735	703
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.593%, 2/12/27	523	510
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.843%, 8/14/24	176	174

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 3.000%) 3.750%, 4/29/26	$361	$ 360
		3,576

Healthcare—1.8%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.593%, 10/31/25	471	469
AHP Health Partners, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.750%, 6/30/25	184	184
Ani Pharmaceuticals, Inc. Tranche B (3 month LIBOR + 6.000%) 0.000%, 5/24/27(10)	255	251
ASP Navigate Acquisition Corp. (1 month LIBOR + 4.500%) 5.500%, 10/6/27	175	175
AthenaHealth, Inc. Tranche B-1 (1 month LIBOR + 4.250%) 4.410%, 2/11/26	130	130
Azalea TopCo, Inc. 2021 (3 month LIBOR + 3.750%) 4.500%, 7/24/26	614	614
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23	351	351
	Par Value	Value

Healthcare—continued
CPI Holdco LLC Tranche B-1, First Lien (1 month LIBOR + 4.000%) 4.093%, 11/4/26	$ 25	$ 25
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.843%, 10/10/25	156	132
eResearch Technology, Inc. First Lien (1 month LIBOR + 4.500%) 5.500%, 2/4/27	55	55
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27	334	335
Insulet Corp. Tranche B (1 month LIBOR + 3.250%) 3.750%, 4/28/28	110	110
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.843%, 11/17/25	370	370
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27	620	625
Packaging Coordinators Midco, Inc. Tranche B, First Lien (1 month LIBOR + 3.500%) 4.250%, 11/30/27	240	240

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Parexel International Corp. (3 month LIBOR + 2.750%) 0.000%, 9/27/24(10)	$475	$471
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.843%, 2/14/25	537	530
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 4.250%, 2/14/25	195	195
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.343%, 3/5/26	307	304
Tranche B-3 (1 month LIBOR + 3.500%) 3.598%, 3/5/26	570	565
Pluto Acquisition I, Inc. 2020, First Lien (1 month LIBOR + 5.000%) 5.500%, 6/22/26	244	245
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/11/26	170	169
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.500%, 10/1/26	175	176
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26	325	325
	Par Value	Value

Healthcare—continued
Verscend Holding Corp. Tranche B (1 month LIBOR + 4.000%) 4.093%, 8/27/25	$ 95	$ 95
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.844%, 7/2/25	813	787
Waystar Technologies, Inc. 2021 (1 month LIBOR + 4.000%) 4.093%, 10/22/26	263	262
		8,190

Housing—0.1%
84 Lumber Co. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 11/13/26(10)	235	235
SRS Distribution, Inc. Tranche B (3 month LIBOR + 3.750%) 0.000%, 5/19/28(10)	170	169
		404

Information Technology—1.4%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25	208	209
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.348%, 10/9/26	243	240
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 2/12/25	337	338

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.843%, 10/2/25	$464	$461
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27	633	633
Greeneden US Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27	269	270
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24	488	489
Infinite Bidco LLC
First Lien (3 month LIBOR + 3.750%) 4.250%, 3/2/28	355	353
Second Lien (3 month LIBOR + 7.000%) 7.500%, 2/24/29	135	136
Ion Trading Finance Ltd. (3 month LIBOR + 4.750%) 4.952%, 3/26/28	70	70
Masergy Holdings, Inc. 2017, First Lien (3 month LIBOR + 3.250%) 4.250%, 12/15/23	528	527
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/3/28	355	354
Rocket Software, Inc. (3 month LIBOR + 4.250%) 0.000%, 11/28/25(10)	320	314
Sophia LP (3 month LIBOR + 3.750%) 4.500%, 10/7/27	479	480
	Par Value	Value

Information Technology—continued
Turing Midco LLC (1 month LIBOR + 3.250%) 3.750%, 3/24/28	$350	$ 349
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26	552	553
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	15	15
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 3.843%, 8/27/25	139	139
Vertiv Group Corp. Tranche B (3 month LIBOR + 2.750%) 2.860%, 3/2/27	407	405
Virtusa Corp. (1 month LIBOR + 4.250%) 5.000%, 2/11/28	50	50
		6,385

Manufacturing—0.7%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27	395	396
Backyard Acquireco, Inc. (1 month LIBOR + 4.000%) 4.093%, 11/2/27	524	525
Circor international, Inc. (1 month LIBOR + 3.250%) 4.250%, 12/11/24	380	378
Filtration Group Corp. (1 month LIBOR + 3.000%) 3.093%, 3/31/25	586	580

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27	$469	$ 467
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	317	317
Truck Hero, Inc. (1 month LIBOR + 3.750%) 4.500%, 1/29/28	150	150
US Farathane LLC Tranche B-5 (3 month LIBOR + 4.250%) 5.250%, 12/23/24	176	174
		2,987

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.350%, 8/24/26	118	85
Univision Communications, Inc. 2017 (1 month LIBOR + 2.750%) 3.750%, 3/15/24	355	354
		439

Media / Telecom - Cable/Wireless Video—0.1%
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(11)	260	264
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	67	68
		332

	Par Value	Value

Media / Telecom - Diversified Media—0.2%
UPC Financing Partnership (3 month LIBOR + 3.000%) 3.105%, 1/31/29	$425	$423
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.850%, 5/18/25	355	345
		768

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.343%, 3/15/27	173	171
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27	154	154
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24	149	136
		461

Retail—0.4%
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 11/8/27	285	285
Great Outdoors Group LLC Tranche B-1 (6 month LIBOR + 4.250%) 5.000%, 3/6/28	354	357

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Retail—continued
Harbor Freight Tools USA, Inc. 2020 (1 month LIBOR + 3.000%) 3.750%, 10/19/27	$474	$ 474
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.000%, 4/15/28	240	240
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28	255	255
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28	260	261
West Marine, Inc. First Lien (3 month LIBOR + 4.750%) 0.000%, 5/26/28(10)	190	189
		2,061

Service—1.3%
Acuris Finance US, Inc. (3 month LIBOR + 4.000%) 4.500%, 2/16/28	58	58
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 3/31/28	175	174
Allied Universal Holdco LLC (1 month LIBOR + 3.750%) 4.250%, 5/12/28	60	60
	Par Value	Value

Service—continued
Cardtronics USA, Inc. (1 month LIBOR + 4.000%) 5.000%, 6/29/27	$258	$258
Carlisle Food Service Products, Inc. First Lien (6 month LIBOR + 3.000%) 4.000%, 3/20/25	395	381
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.340%, 2/6/26	475	474
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27	210	209
Ensemble RCM LLC (3 month LIBOR + 3.750%) 3.936%, 8/3/26	85	85
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26	500	508
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24	366	364
NAB Holdings LLC 2018 (3 month LIBOR + 3.000%) 4.000%, 7/1/24	363	362
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28	395	395

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Service—continued
Pi US Mergerco, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 4.000%, 1/3/25	$323	$ 324
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.100%, 1/21/28	595	594
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28	520	519
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.843%, 9/3/26	550	548
TTF Holdings LLC (3 month LIBOR + 4.250%) 5.000%, 4/1/28	120	120
Weld North Education LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/15/27	384	384
		5,817

Transportation - Automotive—0.3%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.343%, 4/30/26	253	252
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	684	666
Mavis Tire Express Services Topco Corp. First Lien (3 month LIBOR + 4.000%) 4.750%, 5/4/28	265	265
	Par Value	Value

Transportation - Automotive—continued
PAI Holdco, Inc. Tranche B (2 month LIBOR + 4.000%) 4.500%, 10/28/27	$ 95	$ 95
		1,278

Utility—0.1%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25	464	460
PG&E Corp. Tranche B (3 month LIBOR + 3.000%) 3.500%, 6/23/25	94	94
		554

Total Leveraged Loans (Identified Cost $46,757)		46,596

	Shares
Preferred Stocks—0.8%
Financials—0.7%
Capital Farm Credit ACA Series 1, 5.000%(1)	310 (13)	316
Discover Financial Services Series D, 6.125%(1)	233 (13)	262
JPMorgan Chase & Co. Series HH, 4.600%(1)	285 (13)	291
KeyCorp Series D, 5.000%(1)	645 (13)	720
MetLife, Inc. Series D, 5.875%(1)	329 (13)	374
Truist Financial Corp. Series Q, 5.100%(1)	565 (13)	631
Zions Bancorp NA, 6.950%(1)	17,485	482
		3,076

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Shares	Value

Industrials—0.1%
General Electric Co. Series D, 3.514%(1)(5)	622 (13)	$ 598
Total Preferred Stocks (Identified Cost $3,486)		3,674

Common Stocks—82.4%
Communication Services—2.9%
Cellnex Telecom SA(1)	213,838	12,989
Consumer Discretionary—0.0%
MYT Holding LLC Class B(14)	22,362	115
Energy—9.2%
Cheniere Energy, Inc.(1)(14)	85,840	7,288
Enbridge, Inc.(1)	242,362	9,326
Frontera Energy Corp.(1)(14)	1,636	8
ONEOK, Inc.(1)	71,040	3,747
Pembina Pipeline Corp.	144,545	4,672
Pembina Pipeline Corp.(1)	—	—
Targa Resources Corp.(1)	128,270	4,985
TC Energy Corp.(1)	223,572	11,416
		41,442

Financials—0.0%
Neiman Marcus Group, Inc.(14)	368	41
Industrials—24.0%
Aena SME SA(1)(14)	83,298	14,526
Aeroports de Paris(1)(14)	44,270	6,025
Atlantia SpA(1)(14)	305,270	5,826
Auckland International Airport Ltd.(1)(14)	930,591	4,921
Canadian Pacific Railway Ltd.(1)	83,875	6,816
Flughafen Zuerich AG(1)(14)	29,270	5,128
Norfolk Southern Corp.(1)	45,611	12,812
Sydney Airport(1)(14)	1,715,436	7,829
Transurban Group(1)	1,847,768	19,800
	Shares	Value

Industrials—continued
Union Pacific Corp.(1)	66,727	$ 14,995
Vinci SA(1)	86,891	9,896
		108,574

Real Estate—8.1%
American Tower Corp.(1)	80,700	20,616
Crown Castle International Corp.(1)	84,040	15,925
		36,541

Utilities—38.2%
Ameren Corp.(1)	71,855	6,050
American Electric Power Co., Inc.(1)	44,950	3,866
American Water Works Co., Inc.(1)	33,000	5,116
Atmos Energy Corp.(1)	63,490	6,296
CenterPoint Energy, Inc.(1)	230,285	5,826
CMS Energy Corp.(1)	96,925	6,081
Dominion Energy, Inc.(1)	182,885	13,925
Edison International(1)	105,310	5,884
EDP - Energias de Portugal SA(1)	1,199,563	6,989
Emera, Inc.(1)	84,910	3,971
Enel SpA(1)	781,195	7,757
Essential Utilities, Inc.(1)	111,745	5,342
Eversource Energy(1)	65,725	5,336
Ferrellgas Partners LP Class B(1)(14)	182	36
Fortis, Inc.(1)	110,655	5,049
Iberdrola SA(1)	567,273	7,820
National Grid plc(1)	800,020	10,663
NextEra Energy, Inc.(1)	320,904	23,497
Orsted A/S(1)	57,438	8,794
Public Service Enterprise Group, Inc.(1)	155,190	9,640
Sempra Energy(1)	92,825	12,577
Southern Co. (The)(1)	58,750	3,755
Spire, Inc.(1)	53,430	3,829

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Shares	Value

Utilities—continued
Xcel Energy, Inc.(1)	62,374	$ 4,421
		172,520

Total Common Stocks (Identified Cost $320,886)		372,222

Exchange-Traded Funds—0.9%
Invesco Senior Loan ETF(1)(15)	80,208	1,781
VanEck Vectors High Yield Muni ETF(1)(15)	37,825	2,388
Total Exchange-Traded Funds (Identified Cost $4,145)		4,169

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.	2,084	2
Total Rights (Identified Cost $2)		2

Total Long-Term Investments—134.3% (Identified Cost $551,933)		606,914

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(15)	8,456,468	8,456
Total Short-Term Investment (Identified Cost $8,456)		8,456
Value

TOTAL INVESTMENTS—136.2% (Identified Cost $560,389)	$ 615,370
Other assets and liabilities, net—(36.2)%	(163,684)
NET ASSETS—100.0%	$ 451,686

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	All or a portion is segregated as collateral for borrowings.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities amounted to a value of $129,307 or 28.6% of net assets.

For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
(5)	Variable rate security. Rate disclosed is as of May 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parentheses represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The first payment of cash and/or principal will be made on 10/1/21.
(7)	No contractual maturity date.
(8)	Amount is less than $500.
(9)	100% of the income received was in cash.
(10)	This loan will settle after May 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	60% of the income received was in cash and 40% was in PIK.
(13)	Value shown as par value.
(14)	Non-income producing.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of May 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 23,823	$ —	$ 23,823	$—
Corporate Bonds and Notes	105,915	—	105,915	— (1)
Foreign Government Securities	16,946	—	16,946	—
Leveraged Loans	46,596	—	46,560	36
Mortgage-Backed Securities	31,528	—	31,528	—
Municipal Bonds	1,560	—	1,560	—
U.S. Government Security	479	—	479	—
Equity Securities:
Common Stocks	372,222	372,066	156	—
Preferred Stocks	3,674	482	3,192	—
Rights	2	—	—	2
Exchange-Traded Funds	4,169	4,169	—	—
Money Market Mutual Fund	8,456	8,456	—	—
Total Investments	$615,370	$385,173	$230,159	$38

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $36 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Security held by the Fund with an end of period value of $115 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the total value of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and valuation inputs are not shown for the period ended May 31, 2021.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2021
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value (Identified cost $560,389)	$ 615,370
Foreign currency at value	76
Cash	1,539
Receivables
Investment securities sold	858
Dividends and interest	2,484
Tax reclaims	424
Prepaid Directors’ retainer	7
Prepaid expenses	34
Other assets (Note 3)	24
Total assets	620,816
Liabilities
Borrowings (Note 7)	159,750
Payables
Investment securities purchased	8,755
Investment advisory fees	363
Administration and accounting fees	56
Interest on borrowings (Note 7)	50
Professional fees	25
Director deferred compensation plan (Note 3)	24
Other accrued expenses	107
Total liabilities	169,130
Net Assets	$451,686
Net Assets Consist of:
Common stock ($0.001 par value; 500,000,000 shares authorized)	$ 48
Capital paid in on shares of beneficial interest	429,642
Total distributable earnings (accumulated losses)	21,996
Net Assets	$451,686
Net Asset Value Per Share(a)
(Net assets/shares outstanding) Shares outstanding 47,551,498	$ 9.50

(a)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED May 31, 2021
($ reported in thousands)
Investment Income
Interest	$ 5,216
Dividends	3,887
Foreign taxes withheld	(330)
Total investment income	8,773
Expenses
Investment advisory fees	2,094
Administration and accounting fees	326
Printing fees and expenses	170
Directors’ fees and expenses	166
Transfer agent fees and expenses	68
Professional fees	42
Custodian fees	3
Miscellaneous expenses	99
Total expenses before interest expense	2,968
Interest expense on borrowings (Note 7)	881
Total expenses after interest expense	3,849
Net investment income (loss)	4,924
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	9,093
Foreign currency transactions	(52)
Net change in unrealized appreciation (depreciation) on:
Investments	17,861
Foreign currency transactions	6
Net realized and unrealized gain (loss) on investments	26,908
Net increase (decrease) in net assets resulting from operations	$31,832
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
INCREASE (DECREASE) IN NET ASSETS From Operations
Net investment income (loss)	$ 4,924	$ 11,907
Net realized gain (loss)	9,041	(10,516)
Net change in unrealized appreciation (depreciation)	17,867	5,208
Increase (decrease) in net assets resulting from operations	31,832	6,599
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(22,779) (1)	(12,464)
Return of capital	—	(42,396)
Dividends and Distributions to Shareholders	(22,779)	(54,860)
From Capital Share Transactions
Issuance of common stock related to reinvestment of distributions (115,971 and 191,088 shares, respectively)	1,081	1,914
Increase (decrease) in net assets from capital transactions	1,081	1,914
Net increase (decrease) in net assets	10,134	(46,347)
Net Assets
Beginning of period	441,552	487,899
End of period	$ 451,686	$ 441,552
Supplemental – Other Information Capital share transactions were as follows:
Common shares outstanding at beginning of period	47,435,527	47,244,439
Issuance of common stock related to reinvestment of distributions	115,971	191,088
Common shares outstanding at end of period	47,551,498	47,435,527

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year. Also refer to the inside front cover for information on the Managed Distribution Plan and see Notes to the Financial Statements.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
STATEMENT OF CASH FLOWS (Unaudited)
FOR THE SIX MONTHS ENDED May 31, 2021
($ reported in thousands)
Increase (Decrease) in cash
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$ 31,832
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	159,734
(Increase) Decrease in investment securities sold receivable	738
Purchases of long-term investments	(141,790)
Increase (Decrease) in investment securities purchased payable	3,928
Net (purchases) or sales of short-term investments	(6,763)
Net change in unrealized (appreciation)/depreciation on investments	(17,861)
Net realized (gain)/loss on sales of investments from changes in the foreign exchange rates	39
Net realized (gain)/loss on investments	(9,093)
Amortization of premium and accretion of discounts on investments	(39)
Proceeds from litigation settlements	8
(Increase) Decrease in tax reclaims receivable	(75)
(Increase) Decrease in dividends and interest receivable	471
(Increase) Decrease in prepaid expenses	(30)
Increase (Decrease) in interest payable on borrowings	13
Increase (Decrease) in affiliated expenses payable	23
Increase (Decrease) in non-affiliated expenses payable	(94)
Cash provided by (used for) operating activities	21,041
Cash provided by (used for) financing activities:
Cash distributions paid to shareholders	(21,698)
Cash provided by (used for) financing activities:	(21,698)
Net increase (decrease) in cash	(657)
Cash and foreign currency at beginning of period	2,272
Cash and foreign currency at end of period	$ 1,615

Supplemental cash flow information:
Reinvestment of dividends and distributions	$ 1,081
Cash paid during the period for interest expense on borrowings	868
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30,
		2020	2019 (1)	2018 (1)	2017 (1)
PER SHARE DATA:
Net asset value, beginning of period	$ 9.31	$ 10.33	$ 11.01	$ 13.98	$ 12.25
Income (loss) from investment operations:
Net investment income (loss)(2)	0.10	0.25	0.24	0.34	0.30
Net realized and unrealized gain (loss)	0.57	(0.11)	0.52	(1.81)	2.34
Payment from affiliate	—	—	— (3)	—	—
Total from investment operations	0.67	0.14	0.76	(1.47)	2.64
Dividends and Distributions to Shareholders:
Net investment income	(0.48)	(0.27)	(0.31)	(0.31)	(0.36)
Net realized gains	—	—	—	(0.09)	(0.60)
Return of capital	—	(0.89)	(1.13)	(1.10)	—
Total dividends and distributions to shareholders	(0.48)	(1.16)	(1.44)	(1.50)	(0.96)
Fund Share Transactions (Note 9)
Anti-dilutive impact of tender offers	—	—	—	—	0.05
Net asset value, end of period	$ 9.50	$ 9.31	$ 10.33	$ 11.01	$ 13.98
Market value, end of period(4)	$ 10.09	$ 8.41	$ 10.98	$ 9.64	$ 13.33
Total return, net asset value(5), (6)	7.59%	3.25%	16.67%	(10.17)%	26.37%
Total return, market value(5), (6)	26.50%	(12.25)%	41.67%	(17.51)%	27.06%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(7), (8)	1.76%	2.05%	2.99% (9)	2.61%	2.55% (10)
Ratio of total expenses after interest expense to average net assets(7)	1.76%	2.05%	2.99% (9)	2.70%	2.62% (10)
Ratio of net investment income (loss) to average net assets(7)	2.26%	2.73%	2.20% (9)	2.75%	2.86% (10)
Portfolio turnover rate(5)	24%	46%	110% (11)	46%	61%
Net assets, end of period (000’s)	$451,686	$441,552	$487,899	$227,954	$289,580
Borrowings, end of period (000’s)	$159,750	$159,750	$184,750	$ 84,250	$105,000
Asset coverage, per $1,000 principal amount of borrowings(12)	$ 3,827	$ 3,764	$ 3,641	$ 3,706	$ 3,758

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Year Ended November 30, 2016(1)

PER SHARE DATA:
Net asset value, beginning of period	$ 12.22
Income (loss) from investment operations:
Net investment income (loss)(2)	0.43
Net realized and unrealized gain (loss)	0.66
Total from investment operations	1.09
Dividends and Distributions to Shareholders:
Net investment income	(1.06)
Total dividends and distributions to shareholders	(1.06)
Fund Share Transactions (Note 9)
Net asset value, end of period	$ 12.25
Market value, end of period(4)	$ 11.61
Total return, net asset value(5), (6)	10.09%
Total return, market value(5), (6)	24.37%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(7), (8)	2.33%
Ratio of total expenses after interest expense to average net assets(7)	2.33%
Ratio of net investment income (loss) to average net assets(7)	3.44%
Portfolio turnover rate(5)	60%
Net assets, end of period (000’s)	$126,508
Borrowings, end of period (000’s)	$ 47,000
Asset coverage, per $1,000 principal amount of borrowings(12)	$ 3,692

(1)	On April 3, 2017, Virtus Total Return Fund (DCA) was reorganized into the former Virtus Total Return Fund Inc. (ZF). For periods prior to April 3, 2017, the activity in the table presented above was for the accounting survivor of that reorganization, DCA. In addition, on November 18, 2019, ZF was reorganized into the Fund. For periods between April 3, 2017 and November 18, 2019, the activity in the table presented above is for ZF, and thereafter it is for the Fund. The net asset values and other per share information for periods prior to the April 3, 2017 reorganization were revised to reflect the share conversion ratio from that reorganization of 0.391206, and the net asset values and other per share information for periods between April 3, 2017 and November 18, 2019 have been revised to reflect the share conversion ratio from the later reorganization of 1.039518.
(2)	Calculated using average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Closing Price – New York Stock Exchange.
(5)	Not annualized for periods less than one year.
(6)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(7)	Annualized for periods less than one year.
(8)	Ratio of total expenses, before interest expense on the line of credit, was 1.36% for the six months ended May 31, 2021, 1.38%, 1.79%, 1.63%, 1.92% and 1.87% for the years ended November 30, 2020, 2019, 2018, 2017 and 2016, respectively.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(9)	The Fund incurred certain non-recurring merger costs in 2019. When excluding these costs, the ratio of total expenses after interest expense and before expense waivers to average net assets would be 2.83%, the ratio of net expenses to average net assets would be 2.83% and the ratio of net investment income (loss) to average net assets would be 2.36%.
(10)	The Fund incurred certain non-recurring merger and tender offer costs in 2017. When excluding these costs, the ratio of total expenses after interest expense and before expense waivers and earnings credits to average net assets would be 2.41%, the ratio of net expenses to average net assets would be 2.34% and the ratio of net investment income (loss) to average net assets would be 3.07%.
(11)	Portfolio turnover increased due to repositioning of the portfolio related to the reorganization on November 18, 2019.
(12)	Represents value of net assets plus the borrowings at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2021
Note 1. Organization
Virtus Total Return Fund Inc. (the “Fund”) is a closed-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was incorporated under the laws of the State of Maryland on July 21, 1988. The Fund’s investment objective is capital appreciation, with current income a secondary objective. There is no guarantee that the Fund will achieve its investment objectives.
Note 2. Significant Accounting Policies
The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 applicable to Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
(“ NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method.
Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of May 31, 2021, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2017 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
The Fund has a Managed Distribution Plan which currently provides for the Fund to make a monthly distribution of $0.08 per share. Distributions may represent earnings from net investment income, realized capital gains, or, if necessary, return of capital. Shareholders should not draw any conclusions about the Fund’s investment performance from the terms of the Fund’s Managed Distribution Plan.
E.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
F.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
G.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
H.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadvisers.
As compensation for its services to the Fund, the Adviser receives a fee at an annual rate of 0.70% of the Fund’s average daily Managed Assets, which is calculated daily and paid monthly. “Managed Assets” is defined as the value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness, entered into for the purpose of leverage).
B.	Subadvisers
Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser of the equity portion of the Fund’s portfolio; and Newfleet Asset Management LLC (“Newfleet”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser of the fixed income portion of the Fund’s portfolio. For the period, these two subadvisers were, in the aggregate, responsible for the day-to-day portfolio management of the Fund for which they were each paid a fee by the Adviser.
C.	Administration Services
Virtus Fund Services, LLC (“VFS”), an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Fund. For the services provided by the administrator under the Administration Agreement, the Fund pays the administrator an asset-based fee calculated on the Fund’s average daily Managed Assets. This fee is calculated daily and paid monthly.
For the period ended May 31, 2021, the Fund incurred administration fees totaling $299 which are included in the Statement of Operations within the line item “Administration and accounting fees.”

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
D.	Directors’ Fees
For the period ended May 31, 2021, the Fund incurred Directors’ fees totaling $161 which are included in the Statement of Operations within the line item “Directors’ fees and expenses.”
E.	Investments with Affiliates
The Fund is permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended May 31, 2021, the Fund did not engage in transactions pursuant to Rule 17a-7 under the 1940 Act.
F.	Director Deferred Compensation Plan
The Fund provides a deferred compensation plan for its Directors who receive compensation from the Fund. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Directors. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at May 31, 2021.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term investments) during the period ended May 31, 2021, were as follows:
Purchases	Sales
$138,377	$155,282
Purchases and sales of long-term U.S. Government and agency securities during the period ended May 31, 2021, were as follows:
Purchases	Sales
$3,413	$4,452

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
Note 5. Federal Income Tax Information
($ reported in thousands)
At May 31, 2021, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$560,622	$71,035	$(16,287)	$54,748
The Fund has capital loss carryovers available to offset future realized capital gains, if any, to the extent permitted by the Internal Revenue Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal period ended November 30, 2020, the Fund’s capital loss carryovers were as follows:

Short-Term	Long-Term
$23,650	$—
For the fiscal period ended November 30, 2020, the Fund utilized $2,948 losses deferred in prior years against current year capital gains.
Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended November 30, 2020, the Fund recognized qualified late-year losses as follows:
Late Year Ordinary Losses Recognized
$ (34)
Note 6. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Fund. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
The Fund borrows through its line of credit for the purpose of leveraging its portfolio. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.
Note 7. Borrowings
($ reported in thousands)
At the beginning of the period, the Fund was a party to a Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allowed the Fund to borrow cash from the Bank, up to a limit of $235,000 (“Commitment Amount”). Borrowings under the Agreement were collateralized by investments of the Fund. The Agreement resulted in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund failed to meet or maintain certain covenants as required under the Agreement, the Fund might have been required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest was charged at LIBOR plus an additional percentage rate on the amount borrowed. Commitment fees were charged on the undrawn balance. Total interest expense and commitment fees accrued from December 1, 2020 through December 16, 2020 were $71 and $8, respectively, and are included in the “Interest expense on borrowings” line of the Statement of Operations. For the period December 1, 2020 through December 16, 2020, average borrowings under this Agreement and the average interest rate were $159,750 and 1%, respectively.
Effective December 17, 2020, the Fund repaid its borrowing under the Agreement and entered into a Master Margin Loan Agreement (the “New Agreement”) with a different commercial bank (the “New Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $235,000 (the “New Commitment Amount”). The New Agreement replaces the Agreement. Cash borrowings under the New Agreement are secured by assets of the Fund

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
that are held with the Fund’s custodian in a separate account. Interest is charged at LIBOR plus an additional percentage rate on the amount borrowed, and commitment fees are charged on the undrawn balance, if less than 75% of the New Commitment Amount is borrowed at a given time. During the period from December 17, 2020 through May 31, 2021, the Fund had average borrowings of $159,750 with an average interest rate of 0.97%. For the same period, the interest expense and commitment fees related to the borrowings amounted to $715 and $87 respectively, and are included within the “Interest expense on borrowings” line on the Statement of Operations.
At May 31, 2021, the amount of outstanding borrowings was as follows:
Outstanding Borrowings	Interest Rate
$159,750	0.94%
Note 8.  Indemnifications
Under the Fund’s organizational documents, its Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.
Note 9. Capital Transactions
At May 31, 2021, the Fund had one class of common stock, par value $0.001 per share, of which 500,000,000 shares are authorized and 47,551,498 shares are outstanding.
Pursuant to the Board-approved stock repurchase program, the Fund may repurchase up to 20% of its outstanding shares in the open market at a discount to NAV. The Fund started its buyback of shares on April 11, 2012. During the periods ended May 31, 2021 and November 30, 2020, there were no repurchases.
Note 10. Regulatory Matters and Litigation
From time to time, the Fund, the Adviser, the subadvisers, and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, and laws and regulations affecting their activities. At this time, the Fund and the Adviser believe that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.
Note 11. Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other

VIRTUS TOTAL RETURN FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following are the only subsequent events requiring recognition or disclosure in these financial statements.
On June 18, 2021, the Fund paid a distribution of $0.08 to shareholders of record on June 11, 2021. The distribution had an ex-dividend date of June 10, 2021.
On July 19, 2021, the Fund paid a distribution of $0.08 to shareholders of record on July 12, 2021. The distribution had an ex-dividend date of July 9, 2021.

CERTIFICATION
The Fund files the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Fund. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

Results of Annual Meeting of Shareholders (Unaudited)
The Annual Meeting of Shareholders of Virtus Total Return Fund Inc. was held on May 19, 2021. The meeting was held for purposes of electing three (3) nominees to the Board of Directors for a three-year term, or until a successor has been duly elected and qualified. The results were as follows:
Election of Directors	Votes For	Votes Withheld
Donald C. Burke	30,292,367.420	1,185,403.121
Sidney E. Harris	30,241,600.488	1,236,170.053
James M. Oates	30,233,188.568	1,244,581.973
Based on the foregoing, Donald C. Burke, Sidney E. Harris and James M.Oates* were re-elected to the Board of Directors. The Fund’s other Directors who continued in office are George R. Aylward, Connie D. McDaniel, John R. Mallin, Philip R. McLoughlin, Geraldine M. McNamara, R. Keith Walton, and Brian T. Zino.
*Mr. Oates resigned for personal reasons, effective June 30, 2021. Effective July 1, 2021, Sarah E. Cogan, Deborah A. DeCotis and F. Ford Drummond were appointed to the Board of Directors.

VIRTUS TOTAL RETURN FUND INC.
101 Munson Street
Greenfield, MA 01301-9668
Board of Directors
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
William R. Moyer, Advisory Member
Officers
George R. Aylward, President and Chief Executive Officer
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Transfer Agent
Computershare
P.O. Box 505005
Louisville, KY 40233-5005
Fund Counsel
Sullivan & Worcester LLP
1666 K Street, NW
7th Floor
Washington, DC 20006
How to Contact Us
Shareholder Services	1-866-270-7788
Website	www.Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

Virtus Total Return Fund Inc.
c/o Computershare Investor Services
P.O. Box 505005
Louisville, KY 40233-5005
For more information about
Virtus Closed-End Funds, please
contact us at 1-866-270-7788
or closedendfunds@virtus.com
or visit Virtus.com.
8524	07-21

Item 2.	Code of Ethics.

Response not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Response not required for semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Response not required for semi-annual report.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
	0	$0.00	0	2,654,033
	0	$0.00	0	2,654,033
	0	$0.00	0	2,654,033
	0	$0.00	0	2,654,033
	0	$0.00	0	2,654,033
	0	$0.00	0	2,654,033
Total	0	$0.00	0	2,654,033

a.	The date each plan or program was announced: 3/13/12 and expanded 9/19/12 and 2/10/14
b.	The dollar amount (or share or unit amount) approved: 6,884,886 shares
c.	The expiration date (if any) of each plan or program: None
d.	Each plan or program that has expired during the period covered by the table: None
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. None

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)	Copies of the Registrant’s notices to shareholders pursuant to Rule 19a-1 under the 1940 Act which accompanied distributions paid for the period ended May 31, 2021 pursuant to the Registrant’s Managed Distribution Plan are filed herewith as required by the terms of the Registrant’s exemptive order issued on November 17, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Total Return Fund Inc.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer (principal executive officer)

Date August 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer (principal executive officer)

Date August 5, 2021

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date August 5, 2021

* Print the name and title of each signing officer under his or her signature.